UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value

Argentina — 1.2%
Ternium ADR	476,492	$16,253,142

Brazil — 6.5%
Arezzo Industria e Comercio	42,700	801,061
Azul ADR*	14,412	420,686
Banco BTG Pactual*	124,600	827,147
Banco do Brasil*	431,300	5,371,621
Cia de Saneamento de Minas Gerais*	134,600	1,905,355
Cia Hering	25,100	176,078
Construtora Tenda*	4,700	32,971
CSU Cardsystem	138,500	515,571
EcoRodovias Infraestrutura e Logistica	340,300	1,216,578
EDP - Energias do Brasil*	1,968,200	8,469,561
Estacio Participacoes	312,600	3,438,992
Grendene	17,500	160,664
Guararapes Confeccoes*	14,300	708,671
IRB Brasil Resseguros*	6,300	74,251
JBS	3,309,707	10,440,224
Magazine Luiza	104,600	2,776,201
Multiplus	12,400	136,999
Nova Embrapar Participacoes* (A) (B)	854	—
Odontoprev	283,700	1,480,832
Porto Seguro*	333,900	4,630,164
Qualicorp	170,600	1,637,996
Seara Alimentos* (A) (B)	911	2
SLC Agricola	102,400	1,008,894
Smiles Fidelidade	330,900	8,532,152
Suzano Papel e Celulose*	163,500	1,060,235
T4F Entretenimento	16,100	36,637
Tegma Gestao Logistica	9,000	61,723
TIM Participacoes	138,400	586,441
TIM Participacoes ADR	380,269	7,993,254
Vale*	437,100	5,686,690
Vale ADR, Cl B*	933,159	12,215,052
Via Varejo*	546,300	4,650,237
Vulcabras Azaleia*	92,800	309,042

		87,361,982

Chile — 0.7%
Cia Cervecerias Unidas ADR	28,010	822,654
Embotelladora Andina ADR, Cl B	8,066	234,317
Enel Americas ADR	520,457	6,130,983
Enel Chile ADR	78,217	492,767
Enel Generacion Chile ADR	22,238	639,787
Latam Airlines Group ADR	59,133	1,009,992

		9,330,500

China — 25.5%
58.com ADR*	120,885	9,656,294
Agile Group Holdings	2,826,000	5,072,071

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — (continued)
Agricultural Bank of China, Cl H	46,819,000	$28,728,270
Alibaba Group Holding ADR*	73,898	15,096,622
Angang Steel, Cl H	1,958,000	2,132,546
Anhui Conch Cement, Cl H	50,000	275,482
Autohome ADR*	123,917	10,319,808
Bank of China, Cl H	59,327,000	35,720,654
Beijing Capital International Airport, Cl H	600,000	909,666
BYD Electronic International	116,000	285,898
China Communications Services, Cl H	2,568,000	1,631,539
China Construction Bank, Cl H	45,137,000	52,045,757
China Mobile	140,500	1,483,551
China Overseas Grand Oceans Group	71,000	44,473
China Overseas Land & Investment	694,000	2,688,117
China Resources Cement Holdings	250,000	188,236
China SCE Property Holdings	59,000	31,753
China Shenhua Energy, Cl H	1,661,500	5,171,844
China South City Holdings	810,000	244,367
China Sports International* (A) (B)	670,000	9,704
China Telecom, Cl H	38,942,000	19,265,280
China Vanke, Cl H	130,600	639,423
China Yuchai International	29,004	768,606
CIFI Holdings Group	1,626,000	1,405,120
Country Garden Holdings	5,297,000	11,389,432
Daqo New Energy ADR*	14,518	790,360
Geely Automobile Holdings	5,663,000	18,134,283
Greenland Hong Kong Holdings	698,000	396,173
Hopson Development Holdings	158,000	166,025
Industrial & Commercial Bank of China, Cl H	34,844,000	32,961,413
Logan Property Holdings	204,000	309,808
Longfor Properties	368,000	1,201,946
Maanshan Iron & Steel, Cl H*	5,342,000	2,874,962
Momo ADR*	29,102	917,586
NVC Lighting Holding	340,000	32,598
Overseas Chinese Town Asia Holdings	64,000	30,271
Poly Property Group*	2,461,000	1,362,215
Qingling Motors, Cl H	228,000	76,946
Shanghai Industrial Urban Development Group	466,000	125,694
Shanghai Prime Machinery, Cl H	184,000	40,222
Shimao Property Holdings	176,500	526,839
Shui On Land	1,464,000	509,045
Sino-Ocean Group Holding	2,468,500	2,041,660
Sinopec Shanghai Petrochemical, Cl H	4,066,000	2,489,711
Sinotruk Hong Kong	1,849,000	2,429,831
TCL Multimedia Technology Holdings	497,000	236,344
Tencent Holdings	458,300	27,160,602
Tianneng Power International	2,016,000	1,994,700
Tingyi Cayman Islands Holding	256,000	533,425
TPV Technology	498,000	70,664
Weibo ADR*	110,586	14,328,628
Weichai Power, Cl H	3,046,000	3,808,157

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

China — (continued)
Weiqiao Textile, Cl H	891,000	$533,052
Yuexiu Property	1,242,000	266,733
Yuzhou Properties	735,000	543,077
YY ADR*	134,791	17,921,811
Zhongsheng Group Holdings	1,008,000	2,533,321

		342,552,615

Colombia — 0.5%
Almacenes Exito	390,601	2,460,873
Avianca Holdings ADR	109,776	897,968
Ecopetrol ADR	151,555	2,859,843
Interconexion Electrica ESP	49,804	250,951

		6,469,635

Czech Republic — 0.1%
CEZ	60,505	1,549,955

Egypt — 0.1%
Commercial International Bank Egypt	65,566	290,852
Emaar Misr for Development SAE*	3,714,822	801,442
Telecom Egypt	129,683	97,813

		1,190,107

Greece — 0.2%
Aegean Airlines	10,278	117,016
GEK Terna Holding Real Estate Construction*	14,908	100,134
Hellenic Petroleum	51,760	564,872
Hellenic Telecommunications Organization	42,333	664,870
Motor Oil Hellas Corinth Refineries	39,604	990,788
Public Power*	10,313	40,794

		2,478,474

Hong Kong — 0.6%
GCL-Poly Energy Holdings*	2,004,000	345,842
Haier Electronics Group	250,000	856,487
HKC Holdings	39,000	29,016
K Wah International Holdings	338,000	243,260
Kingboard Chemical Holdings	850,000	4,677,762
Kingboard Laminates Holdings	125,500	221,075
Nine Dragons Paper Holdings	489,000	761,381
Road King Infrastructure	235,000	483,660

		7,618,483

Hungary — 0.0%
Richter Gedeon Nyrt	13,736	353,024

India — 7.6%
Abbott India	460	40,682
Avanti Feeds	9,993	348,344
Bharat Petroleum	1,137,683	8,805,791
Cyient	15,986	161,321
DCM Shriram	57,925	521,659
EID Parry India	19,026	98,250

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

India — (continued)
GAIL India	192,486	$1,448,402
Gujarat Narmada Valley Fertilizers & Chemicals	5,571	42,056
HCL Technologies	413,813	6,418,603
Hexaware Technologies	161,622	969,167
HIL	3,659	99,892
Hindalco Industries	3,094,946	12,464,209
Hinduja Global Solutions	20,490	297,329
Hindustan Petroleum	2,559,224	16,002,254
HT Media	54,829	84,954
IFB Industries*	6,831	136,317
Indian Bank	9,192	52,403
Indian Oil	2,376,961	15,606,296
Indraprastha Gas	172,960	828,446
Infinite Computer Solutions India*	3,858	23,859
Infosys	285,366	5,160,737
Jindal Saw	103,264	241,990
Jindal Stainless Hisar*	27,150	84,668
JK Paper	53,483	119,279
Kalyani Steels	7,554	41,153
Kolte-Patil Developers	14,332	82,348
Magma Fincorp	35,212	87,748
Mindtree	65,682	795,160
Mphasis	48,244	678,752
National Fertilizers	50,707	58,158
NIIT Technologies	1,814	24,417
Nucleus Software Exports	12,776	87,388
OCL India	1,139	24,519
Oil & Natural Gas	1,234,575	3,949,048
Oracle Financial Sevices Software*	9,191	604,410
Oswal Greentech*	38,453	19,981
Pfizer	1,156	42,181
Polyplex	4,515	35,735
Rain Industries	111,648	668,005
Redington India	53,995	151,534
Sandur Manganese & Iron Ores	2,004	39,676
Sharda Motor Industries	774	28,065
Sonata Software	42,320	200,576
SpiceJet*	315,280	615,900
Sterlite Technologies	27,358	154,353
Tata Consultancy Services	52,324	2,560,393
Tata Motors*	658,691	4,137,288
Tata Steel	442,125	4,900,972
Tech Mahindra	309,469	2,980,896
Uflex	26,520	175,768
Vakrangee	1,229,261	7,049,473
Venky’s India	4,940	210,260
VIP Industries	27,789	148,614
West Coast Paper Mills	24,645	103,437
WNS Holdings ADR*	16,313	725,276

		101,438,392

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — 2.5%
Adaro Energy	3,080,088	$563,634
Alam Sutera Realty	4,604,200	135,493
Bank Negara Indonesia Persero	9,883,000	6,938,806
Bank Tabungan Negara Persero	5,969,300	1,631,821
Bumi Serpong Damai	998,000	135,666
Gudang Garam	45,600	276,049
Harum Energy*	593,700	146,335
Indah Kiat Pulp & Paper	338,000	236,677
Indo Tambangraya Megah	361,100	817,218
Link Net	305,700	123,869
Tambang Batubara Bukit Asam Persero	4,394,700	1,116,031
Telekomunikasi Indonesia Persero	41,678,900	12,421,019
Telekomunikasi Indonesia Persero ADR	120,510	3,621,326
United Tractors	1,581,000	4,593,562

		32,757,506

Malaysia — 2.1%
AFFIN Holdings (A) (B)	53,200	34,532
AirAsia X*	213,000	22,170
Ann Joo Resources	224,700	200,914
Axiata Group	121,800	177,698
Berjaya*	438,000	38,182
Genting	323,900	800,668
Hai-O Enterprise, Cl O	61,800	85,366
Hartalega Holdings	90,300	273,551
Hong Leong Bank	20,000	95,524
Inari Amertron	422,300	357,801
KSL Holdings*	537,800	142,116
Lingkaran Trans Kota Holdings	61,400	90,421
Lion Industries*	143,600	47,987
Mah Sing Group	151,700	55,621
Malaysia Airports Holdings	541,100	1,258,853
Malaysian Pacific Industries	21,400	57,523
MMC	800	411
Muhibbah Engineering M	90,700	73,816
Petron Malaysia Refining & Marketing	24,800	73,483
Petronas Chemicals Group	778,200	1,624,553
Press Metal Aluminium Holdings	129,840	192,619
TA Global	434,100	40,094
Tenaga Nasional	5,297,300	21,443,876
Uchi Technologies	131,100	95,267
Unisem M	569,500	441,305
UOA Development	51,800	33,357
ViTrox	51,400	83,404

		27,841,112

Mexico — 1.5%
America Movil ADR, Cl L	703,426	13,154,066
America Movil, Ser L	1,717,753	1,608,685
Bio Pappel*	13,442	14,517
Cemex ADR*	339,772	2,816,710

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Mexico — (continued)
Cia Minera Autlan	82,156	$78,131
Fomento Economico Mexicano ADR	14,299	1,394,725
Grupo Comercial Chedraui	27,935	62,154
Grupo Famsa, Cl A*	62,776	40,205
Grupo Simec, Ser B, Cl B*	32,582	112,477
Industrias Bachoco	31,044	159,859
Industrias Bachoco ADR	945	58,533
Inmobiliaria Vesta	78,260	107,897
Wal-Mart de Mexico	141,360	353,632

		19,961,591

Peru — 0.4%
Southern Copper	122,190	5,932,324

Philippines — 0.1%
Bloomberry Resorts*	944,100	225,995
Cebu Air	9,260	17,888
DMCI Holdings	387,600	108,800
East West Banking	89,100	50,195
Melco Resorts And Entertainment Philippines*	1,373,700	227,611
Petron	259,800	48,618
SFA Semicon Philippines*	39,000	1,186

		680,293

Poland — 2.7%
Asseco Poland	8,308	115,379
CD Projekt	115,479	4,004,174
Enea	138,973	456,541
Energa	295,160	1,058,743
Jastrzebska Spolka Weglowa*	59,471	1,726,497
LiveChat Software	9,864	126,787
LPP	613	1,782,893
Lubelski Wegiel Bogdanka	5,403	109,178
PGE Polska Grupa Energetyczna*	377,796	1,342,738
Polski Koncern Naftowy ORLEN	667,325	21,643,081
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	4,045,534
Tauron Polska Energia*	184,337	166,958

		36,578,503

Qatar — 0.3%
Barwa Real Estate	251,927	2,629,285
Ooredoo QPSC	26,239	688,224
Qatar National Bank QPSC	15,982	593,454
United Development QSC	125,873	587,707

		4,498,670

Russia — 2.9%
Globaltrans Investment GDR	65,213	701,692
Sberbank of Russia PJSC ADR	1,902,874	38,342,911

		39,044,603

South Africa — 5.2%
African Rainbow Minerals	43,448	469,460

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Africa — (continued)
Allied Electronics, Cl A*	33,728	$36,159
Alviva Holdings	11,326	16,665
Astral Foods	45,605	912,389
Barloworld	88,861	1,266,051
Blue Label Telecoms	95,237	109,336
Exxaro Resources	283,869	3,429,312
FirstRand	4,852,496	27,239,927
Investec	26,266	206,004
Kumba Iron Ore	199,189	6,038,430
Lewis Group	21,364	60,415
Liberty Holdings	77,883	862,244
Merafe Resources	952,259	133,439
MiX Telematics ADR	13,687	162,875
MMI Holdings	3,324,911	6,362,835
Mondi	148,674	3,970,288
Mr Price Group	17,204	415,351
Peregrine Holdings	18,277	37,800
Reunert	29,865	188,197
Sanlam	57,449	427,730
Sappi	270,446	1,948,512
Standard Bank Group	704,345	11,930,684
Telkom	735,366	3,200,010

		69,424,113

South Korea — 18.2%
Chong Kun Dang Pharmaceutical	1,854	254,353
CJ	74,018	12,753,956
CKH Food & Health*	84,792	74,005
Com2uSCorp	1,377	187,881
Danawa	8,021	117,553
DB HiTek*	2,316	32,099
DGB Financial Group	74,425	864,232
Dongkuk Steel Mill	83,760	953,022
Dongyang E&P	15,443	188,726
e-LITECOM	10,497	71,563
F&F	8,124	351,481
Hana Financial Group	499,848	24,387,396
Hanwha	283,370	12,485,423
Hanwha Chemical	19,463	641,567
Hite Holdings	5,440	52,217
Husteel	9,909	148,006
Hyundai Hy Communications & Network	15,910	64,662
INTOPS	2,580	25,731
Kia Motors	323,318	10,491,144
KoMiCo	8,081	183,891
KT	413,816	11,490,045
Kwangju Bank	63,185	754,421
LG Display	610,817	18,418,605
LG Electronics	193,635	18,586,494
LG Innotek	2,402	282,297
LG Uplus	204,556	2,739,290

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

South Korea — (continued)
LS	3,673	$271,730
NCSoft	1,620	670,544
POSCO	20,940	7,461,413
Samsung Electronics	34,846	81,416,650
Seoul Semiconductor	21,019	482,245
Seoyon	18,405	134,610
Seoyon E-Hwa	69,192	706,272
Silicon Works	4,399	221,217
SK Hynix	392,298	27,001,829
SK Innovation	30,083	5,761,084
SK Telecom	10,241	2,546,224
Webzen*	4,791	133,476

		243,407,354

Taiwan — 7.2%
Acer	177,000	167,918
Acter	49,000	348,853
AU Optronics	11,198,000	5,340,523
Catcher Technology	28,000	320,873
Cheng Uei Precision Industry	105,000	165,540
Chipbond Technology	381,000	881,076
Compeq Manufacturing	77,000	95,637
Coretronic	203,000	266,762
Darwin Precisions	432,000	532,857
Epistar*	1,061,000	1,878,424
Faraday Technology	118,000	331,180
Farglory Land Development	43,000	47,433
Formosa Petrochemical	460,000	1,957,077
Fu Yu Property*	46,000	61,711
Fubon Financial Holding	5,128,520	9,537,177
Global Brands Manufacture	516,643	224,238
Good Will Instrument	26,000	20,964
Harvatek*	352,000	246,981
Hon Hai Precision Industry	4,734,561	14,977,493
Huaku Construction	71,000	176,858
Innolux	24,280,640	11,454,900
Pegatron	4,590,343	12,442,302
Phison Electronics	177,000	1,809,748
Radiant Opto-Electronics	644,000	1,635,107
Shin Kong Financial Holding	3,790,000	1,391,398
Star Comgistic Capital	342,000	153,132
Taiwan Semiconductor Manufacturing	356,000	3,114,717
Taiwan Surface Mounting Technology	676,829	707,123
Tripod Technology	33,000	106,431
United Microelectronics	26,410,000	12,912,542
Winbond Electronics	15,217,626	12,348,282
Wistron	571,866	480,716
Yuanta Financial Holding	1,193,000	573,056

		96,709,029

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Thailand — 6.1%
Amata NVDR	642,400	$528,155
Asian Seafoods Coldstorage NVDR	186,000	60,575
Bangchak NVDR	2,512,200	3,348,798
Bangkok Bank	136,200	900,172
Bangkok Bank NVDR	108,800	719,080
Bangkok Land NVDR	1,278,200	70,603
Banpu NVDR	2,242,700	1,632,617
Beauty Community NVDR	519,700	368,370
Esso Thailand NVDR*	2,036,900	1,235,667
Hana Microelectronics NVDR	144,100	195,538
Indorama Ventures NVDR	183,900	328,812
Krung Thai Bank NVDR	12,037,600	7,686,845
Krung Thai Bank	5,257,400	3,357,216
Land & Houses NVDR	783,800	290,296
MK Restaurants Group NVDR	39,000	108,956
Polyplex Thailand NVDR	100,300	47,076
PTT NVDR	1,497,300	23,520,804
PTT Exploration & Production NVDR	915,500	3,478,432
PTT Global Chemical NVDR	4,562,700	14,021,708
Sena Development	314,181	43,536
Siam Cement NVDR	49,600	779,157
Star Petroleum Refining NVDR	5,954,800	3,175,133
Syntec Construction	4,029,200	759,013
Thai Airways International NVDR*	274,700	144,717
Thai Oil NVDR	1,352,400	4,425,958
Thanachart Capital	3,005,900	5,662,455
Thanachart Capital NVDR	2,649,100	4,990,323

		81,880,012

Turkey — 5.7%
Albaraka Turk Katilim Bankasi	144,204	61,419
Anadolu Cam Sanayii	100,262	87,809
Dogan Sirketler Grubu Holding*	1,106,919	250,461
Eregli Demir ve Celik Fabrikalari	7,327,031	19,406,899
Ford Otomotiv Sanayi	31,212	498,515
KOC Holding	341,857	1,665,331
Pegasus Hava Tasimaciligi*	84,059	799,283
Tekfen Holding	26,121	112,783
Trakya Cam Sanayii	1,241,771	1,596,591
Turk Hava Yollari*	979,249	4,295,912
Turk Sise ve Cam Fabrikalari	6,007,269	7,995,620
Turkiye Halk Bankasi	2,287,794	6,175,326
Turkiye Is Bankasi, Cl C	5,531,919	11,854,323
Turkiye Petrol Rafinerileri	44,157	1,356,471
Turkiye Vakiflar Bankasi TAO, Cl D	8,990,683	18,021,573
Vestel Elektronik Sanayi ve Ticaret*	972,347	2,653,079

		76,831,395

United Arab Emirates — 0.2%
Air Arabia	1,163,854	411,933
Aldar Properties PJSC	466,582	290,903

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Arab Emirates — (continued)
DAMAC Properties Dubai PJSC	254,431	$232,060
Dana Gas PJSC*	963,417	196,725
Emaar Properties PJSC	805,619	1,443,247
Emirates NBD PJSC	106,822	261,751
Orascom Construction*	4,090	35,622
Union National Bank PJSC	93,728	101,819

		2,974,060

TOTAL COMMON STOCK (Cost $873,674,607)		1,315,116,874

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Banco do Estado do Rio Grande do Sul	81,500	427,197
Braskem, Cl A	429,010	6,653,291
Cia Energetica de Minas Gerais	1,818,016	4,279,699
Cia Ferro Ligas da Bahia - FERBASA	30,400	224,135
Gol Linhas Aereas Inteligentes*	107,700	612,193
Metalurgica Gerdau, Cl A	1,343,100	2,900,354
San Carlos Empreendimentos e Participacoes* (B)	455	—
Telefonica Brasil	144,300	2,438,969

		17,535,838

TOTAL PREFERRED STOCK (Cost $24,272,824)		17,535,838

WARRANTS — 0.0%
	Number of Warrants
Thailand — 0.0%
Jasmine International, Expires 12/31/20*	1	—

TOTAL WARRANTS (Cost $—)		—

RIGHTS — 0.0%
	Number of Rights
Hong Kong — 0.0%
Agile Group Holdings, Expires 02/02/18	56,520	—

India — 0.0%
Tata Steel, Expires 03/05/18	70,740	216,935
Tata Steel, Expires 02/28/18	35,370	—

		216,935

TOTAL RIGHTS (Cost $—)		216,935

TOTAL INVESTMENTS — 99.4% (Cost $897,947,431)		$1,332,869,647

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

Percentages are based on Net Assets of $1,341,202,944.

*	Non-income producing security.

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2018 was $44,238 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR —	American Depositary Receipt
Cl —	Class
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
PJSC —	Public Joint Stock Company
Ser —	Series

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2018 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$16,253,142	$—	$—	$16,253,142
Brazil	87,361,980	—	2	87,361,982
Chile	9,330,500	—	—	9,330,500
China	342,542,911	—	9,704	342,552,615
Colombia	6,469,635	—	—	6,469,635
Czech Republic	1,549,955	—	—	1,549,955
Egypt	1,190,107	—	—	1,190,107
Greece	2,478,474	—	—	2,478,474
Hong Kong	7,618,483	—	—	7,618,483
Hungary	353,024	—	—	353,024
India	101,438,392	—	—	101,438,392
Indonesia	32,757,506	—	—	32,757,506
Malaysia	306,399	27,500,181	34,532	27,841,112
Mexico	19,961,591	—	—	19,961,591
Peru	5,932,324	—	—	5,932,324
Philippines	680,293	—	—	680,293
Poland	36,578,503	—	—	36,578,503
Qatar	4,498,670	—	—	4,498,670
Russia	39,044,603	—	—	39,044,603
South Africa	69,424,113	—	—	69,424,113
South Korea	243,407,354	—	—	243,407,354
Taiwan	96,709,029	—	—	96,709,029
Thailand	81,880,012	—	—	81,880,012
Turkey	76,831,395	—	—	76,831,395
United Arab Emirates	2,974,060	—	—	2,974,060

Total Common Stock	1,287,572,455	27,500,181	44,238	1,315,116,874
Preferred Stock
Brazil	17,535,838	—	—	17,535,838

Total Preferred Stock	17,535,838	—	—	17,535,838
Warrants	—	—	—	—
Rights	216,935	—	—	216,935

Total Investments in Securities	$1,305,325,228	$27,500,181	$44,238	$1,332,869,647

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents securities in which the value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2018, there were securities classified as Level 2 due to

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2018 (Unaudited)

the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2018. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018